Long-term Debt - Schedule of Long Term Debt (Details)	12 Months Ended
	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Aug. 30, 2022	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Interest rate				397.00%
Deferral of employment tax deposits and payments	$ 0				$ 1,521,000	$ 1,219,000
Other	0				120,000
Unamortized Transaction Costs	(507,000)				(718,000)
Borrowings	127,190,000				106,676,000
Current portion of long-term debt	12,808,000				19,316,000
Long-term debt	114,382,000				87,360,000
Accumulated amortization	1,184,000				754,000
Senior secured revolving credit facility (the "Credit Facility")
Disclosure of detailed information about borrowings [line items]
Senior secured revolving credit facility (the “Credit Facility”)	82,512,000				66,631,000
Senior secured revolving credit facility (the "Credit Facility") | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Senior secured revolving credit facility (the “Credit Facility”)	61,000,000				38,755,000
Senior secured revolving credit facility (the "Credit Facility") | CAD
Disclosure of detailed information about borrowings [line items]
Senior secured revolving credit facility (the “Credit Facility”)	82,512,000				48,377,000
Secured loans
Disclosure of detailed information about borrowings [line items]
Senior secured revolving credit facility (the “Credit Facility”)	13,192,000				8,596,000
Secured and subordinated loans	13,192,000				8,596,000
Subordinated unsecured loan
Disclosure of detailed information about borrowings [line items]
Secured and subordinated loans	20,000,000				17,500,000
Maturity April 3, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, nominal value					$ 3,100,000
Interest rate					5.80%	5.80%
Balance of purchase payable with a nominal value	0				$ 3,100,000
Maturity October 1, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, nominal value					$ 1,800,000
Interest rate					6.00%	6.00%
Balance of purchase payable with a nominal value	0				$ 1,748,000
Maturity December 13, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, nominal value					$ 8,519,000	$ 6,825,000
Interest rate					6.00%	6.00%
Balance of purchase payable with a nominal value	0				$ 8,178,000
Maturity July 1, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings, nominal value	$ 12,641,000		$ 9,345,000
Interest rate	4.40%		4.40%
Balance of purchase payable with a nominal value	$ 11,993,000				$ 0
Annual Payment, Long-Term Debt	$ 4,214,000	$ 3,115,000